Selected Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended					60 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013
Selected Quarterly Financial Information (Unaudited)
Contract and grant revenue	$ 21		$ 133	$ 233	$ 33	$ 34	$ 533	$ 34	$ 387	$ 634	$ 152			$ 1,266
Total operating expenses	12,169	9,321	7,003	5,844	4,271	3,669	4,567	4,017	34,337	16,524	10,463			63,652
Loss from operations	(12,148)	(9,321)	(6,870)	(5,611)	(4,238)	(3,635)	(4,034)	(3,983)	(33,950)	(15,890)	(10,311)			(62,386)
Total other income (expense)	2		1				1	1	3	2				(183)
Net loss	$ (12,146)	$ (9,321)	$ (6,869)	$ (5,611)	$ (4,238)	$ (3,635)	$ (4,033)	$ (3,982)	$ (33,947)	$ (15,888)	$ (10,311)	$ (2,244)	$ (179)	$ (62,569)
Net loss per share applicable to common stockholders basic and diluted (in dollars per share)	$ (0.72)	$ (3.66)	$ (2.86)	$ (2.52)	$ (2.08)	$ (1.97)	$ (2.37)	$ (2.71)	$ (5.59)	$ (8.95)	$ (10.27)			$ (35.00)